Trading revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Trading revenues
Trading revenues	SFr 153	SFr 1,811	SFr 1,254	SFr 1,964	SFr 2,181
Interest rate products
Trading revenues
Trading revenues	154	752	1,374	906	(874)
Foreign exchange products
Trading revenues
Trading revenues	358	148	539	506	1,110
Equity/index-related products
Trading revenues
Trading revenues	(117)	1,001	(375)	884	(56)
Credit products
Trading revenues
Trading revenues	(271)	(33)	(682)	(304)	1,217
Commodity, emission and energy products
Trading revenues
Trading revenues	(7)	9	69	2	97
Other trading securities
Trading revenues
Trading revenues	SFr 36	SFr (66)	SFr 329	(30)	687
Bank
Trading revenues
Trading revenues				1,924	2,105
Bank | Interest rate products
Trading revenues
Trading revenues				893	(921)
Bank | Foreign exchange products
Trading revenues
Trading revenues				497	1,113
Bank | Equity/index-related products
Trading revenues
Trading revenues				868	(88)
Bank | Credit products
Trading revenues
Trading revenues				(304)	1,217
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues				2	97
Bank | Other trading securities
Trading revenues
Trading revenues				SFr (32)	SFr 687